Customer Accounts Receivable and Other Current Assets - Summary of Customer Accounts Receivable and Related Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Accounts receivable			€ 1,265
Valuation allowance (charged to income statement)
Total net value of accounts receivable		[1]	€ 1,265	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.